Principal Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	20 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	Lesser of the lease period or the estimated useful life
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5 years
Other assets [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5 years
Minimum [Member] | Land use rights [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	32 years 5 months 1 day
Minimum [Member] | Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3 years
Maximum [Member] | Land use rights [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	50 years
Maximum [Member] | Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5 years